Details of Significant Accounts - Other payables, schedule of other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Details of Significant Accounts
Employee bonus	$ 5,200	$ 4,662
Payroll	1,532	2,228
Remuneration to directors	460	115
Promotional fees	1,437	1,090
Professional service fees	750	1,415
Sales VAT payables	205	126
Post and telecommunications expenses	214	171
Others	441	524
Total other payables	$ 10,239	$ 10,331